Note 8 - Net Income Per Share - Antidilutive Securities (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Antidilutive securities (in shares)	127	61
Restricted Stock Units (RSUs), Nonvested [Member]
Antidilutive securities (in shares)	714	19
Employee Stock Purchase Plan [Member]
Antidilutive securities (in shares)	255	50
Antidilutive securities (in shares)	1,096	130